Provisions, income tax liabilities and other liabilities - Summary of Lease Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Provisions and other non-current liabilities [Line Items]
Lease liability total	€ 1,163	€ 1,248
Effect of discounting	(148)	(218)
From 1 to 3 years
Provisions and other non-current liabilities [Line Items]
Lease liability total	357	422
From 3 to 5 years
Provisions and other non-current liabilities [Line Items]
Lease liability total	225	232
More than 5 years
Provisions and other non-current liabilities [Line Items]
Lease liability total	€ 482	€ 540